Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Insurance contract receivables	$ 5,110.7	$ 4,686.9
Portfolio investments
Subsidiary cash and short term investments	5,114.0	8,770.0
Investments in associates (fair value $3,279.1; December 31, 2017 – $2,824.3)	4,863.0	3,656.3
Deferred premium acquisition costs	1,127.3	927.5
Recoverable from reinsurers (including recoverables on paid losses – $651.0; December 31, 2017 – $453.8)	8,400.9	7,812.5
Deferred income taxes	497.9	380.8
Goodwill and intangible assets	5,676.9	6,072.5
Other assets	4,568.3	4,828.3
Total assets	64,372.1	64,090.1
Liabilities
Accounts payable and accrued liabilities	4,268.7	3,629.5
Income taxes payable	80.1	95.6
Short sale and derivative obligations (including at the holding company – $6.6; December 31, 2017 – $11.5)	149.5	126.2
Funds withheld payable to reinsurers	674.3	850.2
Insurance contract liabilities	35,353.9	34,562.5
Borrowings	6,480.4	6,414.1
Total liabilities	47,006.9	45,678.1
Equity
Shareholders’ equity attributable to shareholders of Fairfax	13,114.8	13,811.1
Non-controlling interests	4,250.4	4,600.9
Total equity	17,365.2	18,412.0
Equity and liabilities	64,372.1	64,090.1
Common shareholders’ equity
Equity
Equity in stock	11,779.3	12,475.6
Preferred shares
Equity
Equity in stock	1,335.5	1,335.5
Holding company cash and investments
Assets
Holding company cash and investments (including assets pledged for short sale and derivative obligations – $77.8; December 31, 2016 – $94.4)	1,557.2	2,368.4
Portfolio investments
Subsidiary cash and short term investments	227.7	995.4
Assets pledged for short sale and derivative obligations (cost $164.8; December 31, 2017 – $197.5)	21.5	77.8
Portfolio investments	1,557.2	2,368.4
Liabilities
Short sale and derivative obligations (including at the holding company – $6.6; December 31, 2017 – $11.5)	6.6	11.5
Borrowings	3,859.5	3,475.1
Portfolio Investments
Assets
Holding company cash and investments (including assets pledged for short sale and derivative obligations – $77.8; December 31, 2016 – $94.4)	37,432.9	37,013.2
Portfolio investments
Subsidiary cash and short term investments	6,722.0	17,382.5
Bonds (cost $19,281.8; December 31, 2017 – $8,764.6)	19,256.4	9,164.1
Preferred stocks (cost $327.2; December 31, 2017 – $338.5)	260.1	296.8
Common stocks (cost $5,014.2; December 31, 2017 – $4,877.5)	4,431.4	4,838.7
Investments in associates (fair value $3,279.1; December 31, 2017 – $2,824.3)	3,471.9	2,487.0
Derivatives and other invested assets (cost $971.3; December 31, 2017 – $641.0)	563.6	255.4
Assets pledged for short sale and derivative obligations (cost $164.8; December 31, 2017 – $197.5)	164.6	194.7
Portfolio investments	37,432.9	37,013.2
Portfolio Investments | Fairfax India and Fairfax Africa
Assets
Holding company cash and investments (including assets pledged for short sale and derivative obligations – $77.8; December 31, 2016 – $94.4)	2,562.9	2,394.0
Portfolio investments
Portfolio investments	2,562.9	2,394.0
Holding Company, Insurance, and Reinsurance Companies
Liabilities
Borrowings	4,855.2	4,848.1
Non-insurance companies
Portfolio investments
Other assets	3,222.6	3,264.3
Liabilities
Accounts payable and accrued liabilities	1,494.7	1,288.0
Borrowings	$ 1,625.2	$ 1,566.0